Equity (Details) - Part-2							1 Months Ended						12 Months Ended
	Feb. 16, 2023 $ / shares	Feb. 16, 2023 ₪ / shares	Feb. 09, 2022 USD ($) $ / shares shares	Feb. 09, 2022 ILS (₪) ₪ / shares shares	Oct. 01, 2021 USD ($)	Jun. 14, 2020 USD ($)	Jun. 23, 2022 USD ($) shares	Jun. 23, 2022 ILS (₪) ₪ / shares shares	May 31, 2022 USD ($)	Oct. 31, 2021 shares	Jul. 31, 2021 USD ($) shares	Jul. 31, 2021 ₪ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ILS (₪) ₪ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) ₪ / shares shares	Dec. 31, 2021 USD ($) shares		May 24, 2022 shares
Equity [Line Items]
Warrants Expired description													Under an arrangement offered by the Company to the holders of its Series 2 and 3 warrants, approved by the district court in Lod on October 26, 2021, and after the approval of a special general meeting of the abovesaid warrant holders, the period for exercise of the above warrants was extended by one year (through November 15, 2022 for Series 2 and November 15, 2024 for Series 3). All other terms of the warrants remained unchanged. Series 2 warrants expired in 2022 with no exercise.	Under an arrangement offered by the Company to the holders of its Series 2 and 3 warrants, approved by the district court in Lod on October 26, 2021, and after the approval of a special general meeting of the abovesaid warrant holders, the period for exercise of the above warrants was extended by one year (through November 15, 2022 for Series 2 and November 15, 2024 for Series 3). All other terms of the warrants remained unchanged. Series 2 warrants expired in 2022 with no exercise.
Consideration received value | ₪														₪ 241,000
Warrants expired date													Sep. 05, 2023	Sep. 05, 2023
Incremental value													$ 92,000	₪ 341,000
Non-marketable share options			75,000	75,000						486,500	144,432		499,998	499,998
Number of Warrants Exercisable													20	20
Redemption Premium (in Dollars) | $						$ 1
granted shares													65,112	65,112
Ordinary shares													295,120	295,120
Fair value (in Dollars) | $									$ 74,000				$ 2,240,000
Ordinary shares issued			2,500										2,151,745	2,151,745	1,522,398	1,522,398
Vested share options													33,536	33,536
Exercise price | (per share)	$ 17.8	₪ 61.3						₪ 137.8						₪ 236	$ 17.8	₪ 61.3
Options exercisable shares													76,700	76,700	48,687	48,687	28,286
Vest percentage			33.30%	33.30%			33.30%	33.30%			75.00%
Options expire term											5 years
Share options exercised (in Dollars) | $					$ 1,056,000												$ 20,000
Number of ordinary Share			1	1						1
Stock option exercise amount (in New Shekels) | ₪				₪ 194
Estimated options			$ 87,000	₪ 282
Options vest			3 years	3 years			3 years	3 years
Options value			$ 810,000	₪ 2,616,000
Share options to purchase							150,000	150,000
Average Market Share Price Percentage							15.00%	15.00%
Grants aggregates							$ 879,000	₪ 2,200,000
Ordinary Shares [Member]
Equity [Line Items]
Share options exercised (in Dollars) | $
Share options to purchase							15,000	15,000									200	[1]
Series 3 Warrants [Member]
Equity [Line Items]
Shares issued													18,811	18,811
Consideration received value | $													$ 72,000
Non- Marketable Warrants [Member]
Equity [Line Items]
Shares issued													25,000	25,000
Warrants															499,998	499,998
Attributed fair value (in Dollars) | $															$ 494,000	₪ 494,000
first bunch [Member]
Equity [Line Items]
Exercise price | ₪ / shares				₪ 400
second bunch [Member]
Equity [Line Items]
Exercise price | ₪ / shares				600
third bunch [Member]
Equity [Line Items]
Exercise price | ₪ / shares				₪ 800
Board of Directors [Member]
Equity [Line Items]
Non-marketable share options			25,000	25,000
Ordinary shares issued													3,354	3,354
Options exercisable shares													81,855	81,855
Number of ordinary Share			1	1
Share-Based Payment Arrangement [Member]
Equity [Line Items]
Vested share options											36,108
Exercise price | ₪ / shares												₪ 6
Options exercisable shares											108,324	108,324
Vest percentage													25.00%	25.00%
Non Executive Directors [Member]
Equity [Line Items]
Options vest							5 years	5 years
Chairman of the Advisory [Member]
Equity [Line Items]
Ordinary shares issued											7,222	7,222
Black and Scholes formula [Member]
Equity [Line Items]
Shares issued																			5,360
Share options exercised (in Dollars) | $											$ 247
Grants aggregates | ₪								₪ 3,120,000
Mr. Avraham Brenmiller [Member]
Equity [Line Items]
Non-marketable share options			150,000	150,000
granted shares							30,000	30,000
Exchange rates (in Dollars per share) | $ / shares			$ 123.5
Share options to purchase							225,000	225,000
Mr. Avraham Brenmiller [Member] | Ordinary Shares [Member]
Equity [Line Items]
Share options to purchase							22,500	22,500
Mr. Nir Brenmiller [Member]
Equity [Line Items]
Exchange rates (in Dollars per share) | $ / shares			185.3
Doron Brenmiller [Member]
Equity [Line Items]
Exchange rates (in Dollars per share) | $ / shares			$ 247.1
Israeli Bank [Member] | Non- Marketable Warrants [Member]
Equity [Line Items]
granted shares															370,000	370,000

[1]	Post reverse split, see Note 10A.